Note 20 - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 20.                 Business Segment Information

Selected financial and descriptive information is required to be disclosed for reportable operating segments, applying a “management perspective” as the basis for identifying reportable segments.  The management perspective is determined by the view that management takes of the segments within the Company when making operating decisions, allocating resources, and measuring performance.  The segments of QCR Holdings, Inc. have been defined by the structure of the Company’s internal organization, focusing on the financial information that the Company’s operating decision-makers routinely use to make decisions about operating matters.

The Company’s primary segment, Commercial Banking, is geographically divided by markets into the secondary segments which are the three subsidiary banks wholly-owned by the Company:  QCBT, CRBT, and RB&T.  Each of these secondary segments offer similar products and services, but are managed separately due to different pricing, product demand, and consumer markets.  Each offers commercial, consumer, and mortgage loans and deposit services.

The Company’s Wealth Management segment represents trust and asset management and investment management and advisory services offered at the Company’s three subsidiary banks in aggregate.  This segment generates income primarily from fees charged based on assets under administration for corporate and personal trusts, custodial services, and investments managed.  No assets of the subsidiary banks have been allocated to the Wealth Management segment.

The Company’s All Other segment includes the operations of all other consolidated subsidiaries and/or defined operating segments that fall below the segment reporting thresholds.  This segment includes the corporate operations of the parent and VPHC, which was dissolved and liquidated effective December 31, 2012.

Selected financial information on the Company's business segments, with all intercompany accounts and transactions eliminated, is presented as follows for the years ended December 31, 2012, 2011, and 2010:

	Commercial Banking
	Quad City Bank & Trust	Cedar Rapids Bank & Trust	Rockford Bank & Trust	Wealth Management	All other	Intercompany Eliminations	Consolidated Total

Twelve Months Ended December 31, 2012
Total revenue	$47,984,123	$26,697,921	$12,955,951	$5,993,437	$745,682	$(379,946)	$93,997,168
Net interest income	33,770,092	15,717,038	9,630,481	-	(1,468,351)	-	57,649,260
Net income attributable to QCR Holdings, Inc.	9,915,267	5,786,446	857,610	646,762	(4,577,566)	(10,752)	12,617,767
Total assets	1,177,294,502	625,713,218	313,824,607	-	14,906,904	(38,008,739)	2,093,730,492
Provision for loan/lease losses	1,527,767	1,275,000	1,568,000	-	-	-	4,370,767
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2011
Total revenue	$47,952,867	$28,406,789	$13,518,534	$5,477,913	$228,900	$(399,877)	$95,185,126
Net interest income	30,831,946	15,856,555	9,085,293	-	(1,628,938)	-	54,144,856
Net income attributable to QCR Holdings, Inc.	8,176,665	5,154,769	329,251	789,159	(4,733,869)	(24,327)	9,691,648
Total assets	1,113,435,783	560,076,246	294,382,640	-	14,826,484	(16,111,099)	1,966,610,054
Provision for loan/lease losses	2,735,014	1,655,000	2,226,000	-	-	-	6,616,014
Goodwill	3,222,688	-	-	-	-	-	3,222,688

Twelve Months Ended December 31, 2010
Total revenue	$47,708,698	$29,221,682	$13,718,493	$5,103,747	$147,577	$(396,943)	$95,503,254
Net interest income	28,664,024	15,568,717	8,041,016	-	(2,409,989)	-	49,863,768
Net income attributable to QCR Holdings, Inc.	5,767,982	3,565,637	729,714	1,159,782	(4,581,870)	(54,566)	6,586,679
Total assets	1,025,699,414	546,789,724	271,378,714	-	11,622,441	(18,855,077)	1,836,635,216
Provision for loan/lease losses	2,457,618	4,200,000	806,000	-	-	-	7,463,618
Goodwill	3,222,688	-	-	-	-	-	3,222,688